INCOME TAX EXPENSE - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income tax [abstract]
Increase in effective tax rate	1.00%
Increase in net deferred liability	R 14.2	R 10.3	R 8.6
Applicable tax rate nonmining income	28.00%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	25.00%
Disclosure of non-deductible epenses [abstract]
Net Operating Cost, Non Deductible For Tax		14.6	11.3
Discount recognised on Payments made under protest	R 7.4	7.1	6.5
Expenditure not incurred in generation of taxable income	17.0	2.7	6.0
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 21.2	R 21.4	R 4.9
South African corporate tax rate	28.00%	28.00%	28.00%
Dividends received	R 76.1	R 4.3
Unwinding recognised on Payments made under protest	4.8	R 3.9	R 3.0
Net operating income non taxable	R 1.0
FWGR [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	30.00%	30.00%	30.00%
Disclosure of non-deductible epenses [abstract]
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 68.7	R 73.2	R 16.6
Percentage decrease [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate		22.00%	20.30%
Disclosure of non-deductible epenses [abstract]
South African corporate tax rate	27.00%
Percentage increase [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate		25.00%	22.00%
Disclosure of non-deductible epenses [abstract]
South African corporate tax rate	28.00%